Income taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Corporate income tax rate	25.00%	24.00%	25.00%	26.00%
Provision for income taxes	$ 12	$ 191	$ 143
Net operating loss carry forwards	93,000
ISRAEL
Income Taxes [Line Items]
Net operating loss carry forwards	$ 78,000